TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Restricted investment funds related to Concesionaria Nueva
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	49,788
Restricted investment funds related to Concesionaria Vial Del Pacífico
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 22,444
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	$ 3,523,121	2,672,648
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,523,121	2,672,648
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	3,436,491	2,617,012
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	86,630	55,636
Trading equity securities | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,679	3,060
Trading equity securities | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	34,796	32,733
Trading equity securities | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,587,495	1,162,260
Trading equity securities | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	51,834	22,903
Trading equity securities | Pension and severance funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 1,847,317	$ 1,451,692